Income Taxes	9 Months Ended
Sep. 30, 2025
Income Taxes [Abstract]
Income Taxes
Note 5. Income Taxes

As explained elsewhere in these unaudited interim condensed consolidated financial statements, the Company is a Mexican corporation with numerous consolidated subsidiaries operating in other countries.

i)	Consolidated income tax matters

The composition of income tax expense is as follows:

	For the three-month period ended September 30,				For the nine-month period ended September 30,
	2025		2024		2025		2024
Current period income tax	Ps.	11,396,894	Ps.	16,518,621	Ps.	35,216,214	Ps.	39,155,334
Deferred income tax		1,466,380	Ps.	(6,897,067)		5,360,667		(14,094,801)
Total Income tax	Ps.	12,863,274	Ps.	9,621,554	Ps.	40,576,881	Ps.	25,060,533

Deferred tax related to items recognized in OCI during the three and nine-month periods ended September 30, 2025 and 2024 is asfollows:is as follows:

	For the three-month period ended September 30,				For the nine-month period ended September 30,
	2025		2024		2025		2024
Equity investments at fair value	Ps.	(104,103)	Ps.	(2,011,530)	Ps.	75,599	Ps.	(10,377,189)
Remeasurement of defined benefit plans		(20,711)		256,593		(2,589,972)		426,946
	Ps.	(124,814)	Ps.	(1,754,937)	Ps.	(2,514,373)	Ps.	(9,950,243)

In addition, deferred tax of Ps. 121,567 and Ps. 121,713 was transferred in the first nine months of 2025 and 2024, respectively, from revaluation surplus to retained earnings. This relates to the difference between the accrued depreciation and equivalent depreciation based on historical cost.

Income Tax — Our income tax expense for the first nine months of 2025 was Ps. 40,576,881 as compared with Ps. 25,060,533 for first nine months of 2024.

a)
Decrease in the Effective Rate – The effective rate of income taxes decreased to 37.46% in the first nine months of 2025, compared to 53.21% in the first nine months of 2024. The difference between this rate and the legal rate of 30.0% was principally due to tax effects of inflation and our non-deductible pensions.

b)	For year-end of December 31, 2025, the estimated effective tax rate is 39.5%.